Notes payable and other borrowings - Disclosure of notes payable and other borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Commercial papers	$ 84	$ 13
Derivatives	13	61
Subordinated liabilities	184	171
Total	1,359	513
Liabilities to financial institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	163	132
Senior unsecured bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	326	136
Warehouse financing facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 589	$ 0